Warrants	12 Months Ended
Oct. 31, 2019
Warrants
Warrants

15.	Warrants

The following table summarizes the warrant activities for the year ended October 31, 2019:

	Number	Weighted Average Exercise Price
Balance - November 01, 2018	148,722	$7.39
Issued in connection with the Transaction (i, ii, vi, vii)	11,288,149	0.55
Issued pursuant to subscription receipts (iii, iv)	9,964,940	0.55
Issued in connection with convertible debentures (vii)	3,409,091	0.55
Issued to brokers (v)	757,125	0.44
Issued to terminate purchase agreement (viii)	2,148,117	0.44
Expired	(131,539)	(6.52)
Issuance costs	-	-
Balance - October 31, 2019	27,584,605	$0.53

During the year ended October 31, 2019, the Company:

(i)	Issued 839,790 warrants in exchange for the same amount of Novicius Subco warrants as disclosed in note 14(iii). Each Novicius Subco Warrant was exercisable into one common share at an exercise price of CAD$0.55 per share for 24 months.

The fair value of the Novicius Subco Warrants of $79,237 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

ii)	Issued 1,675,179 warrants in exchange for the same amount of GR Unlimited warrants disclosed in note 17(ii). Each warrant shall be exercisable period of two years following the date of option exercise (“the Expiration Date”); provided, however, that the expiration date shall be automatically extended for an additional three years (the “Extended Period”) if, during the initial two-year term the Company does not raise at least $18,000,000 in additional equity capital at an effective price per common unit at or above $0.70 (a “Qualified Offering”); and provided further, that the Company has the right, only during the Extended Period, if any, and only following the exercise of the Option, to accelerate the expiration date to forty-five days following written notice to the holder if during the Extended Period the Company closes a Qualified Offering.

The fair value of the warrants of $152,798 was charged to contributed surplus and was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

iii)	Issued 3,771,023 warrants in exchange for the same amount of GR Unlimited warrants disclosed in note 13(xviii). Each warrant allows the holder to purchase one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $360,818 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

iv)	Issued 6,193,917 warrants in exchange for the same amount of Grown Rogue Canada warrants disclosed in note 14(iv). Each warrant allows the holder to purchase one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $584,430 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

v)	Issued 757,125 broker warrants in exchange for the same amount of Grown Rogue Canada broker warrants disclosed in note 14(iv). Each warrant allows the holder to purchase one unit of the Company at an exercise price of CAD$0.44 per unit for a period of 24 months. Each unit contains one common share of the Company and one warrant entitling the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the GR Broker Warrants of $133,690 was accounted for as equity issuance costs with $121,354 and $12,336 allocated against the proceeds of the shares and warrants, respectively. The fair value was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

vi)	Issued 3,409,091 warrants in exchange for the same amount of Grown Rogue Canada warrants that were issued to subscribers of the GR Unlimited convertible debenture offering disclosed in note 12 (ii). Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $321,654 was expensed as transaction costs and was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

vii)	Issued 5,364,089 warrants in exchange for the same amount of Grown Rogue Canada warrants that were issued to certain investors prior to the acquisition of Grown Rogue Canada. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months. In the event that the share price of the Company closes at or above CAD$0.70 per share for a period of ten (10) consecutive trading days on the CSE, the Company has the right to accelerate the expiry of the warrants to a date that is not less than 30 days from the date of delivery of a notice to the holder announcing the exercise of the acceleration right.

The fair value of the warrants of $893,646 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

vii)	Issued 3,409,091 warrants to subscribers of the convertible debenture offering disclosed in note 12(i). Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $376,594 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	101	%*

*	Based on the volatility of comparable publicly traded companies

viii)	Issued 2,148,117 warrants to finalize a termination agreement (note 27). Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.44 per unit for a period of 48 months. Of these warrants, 859,247 vest immediately, with the remaining 1,288,870 vesting upon certain events relating to the activities of another party in the Michigan cannabis industry.

The fair value of the warrants of $193,438 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.640%
Expected life	4.0 years
Expected volatility	101	%*

*	Based on the volatility of comparable publicly traded companies

The fair value of the warrants that vested of $77,014 have been expensed as an acquisition cost on the statement of loss and comprehensive loss.

As at October 31, 2019, the following Warrants were issued and outstanding:

Exercise Price	Warrants Outstanding	Remaining Contractual Life (Years)	Expiry Date
$14.00	17,183	0.08	November 30, 2019
$0.44	757,125	1.04	November 15, 2020
$0.55	21,253,089	1.04	November 15, 2020
$0.55	3,409,091	1.5	May 1, 2021
$0.44	2,148,177	3.66	June 28, 2023
	27,584,665	1.13